Annual Fund Operating Expenses - TransWestern Institutional Short Duration Government Bond Fund	Apr. 21, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
TransWestern Institutional Short Duration Government Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.31%)	[1]
Net Expenses (as a percentage of Assets)	0.65%

[1]	The Fund’s adviser has contractually agreed to reduce fees and absorb expenses of the Fund until at least April 30, 2027, if necessary to ensure that the Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) do not exceed 0.65%. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the adviser.